Domestic and Foreign Operations (Tables)	9 Months Ended
Sep. 30, 2013
Domestic And Foreign Operation [Abstract]
Information on Operations

The Company has operations in the U.S. and Europe. Information about these operations is presented below (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Net Revenues:
U.S.	$16,862	$72,616	$119,986	$77,979	$104,284
United Kingdom	—	7,786	21,357	14,072	19,480
Other International	—	—	3,342	1,844	7,548

Total Net Revenues	$16,862	$80,402	$144,685	$93,895	$131,312

	As of December 31,		As of September 30, 2013
	2011	2012
			(unaudited)
Identifiable long-lived assets:
U.S.	$192,990	$183,633	$182,208
United Kingdom	41,551	40,076	39,806
Other International	—	11,952	33,658

Total identifiable long-lived assets	$234,541	$235,661	$255,672